Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 64,327,154	$ (9,152,223)	$ 128,997,958	$ (15,406,868)	$ (15,754,428)	$ (307,027,145)	$ (15,754,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			447,986	263,785	203,503	590,070
Amortization of debt discount and issuance costs			3,357,132	18,480		116,074
Decrease in fair value of warrants			(12,537,046)	(6,687)		3,176,770
increase in fair value of SAFE notes			(182,366,571)	3,587,989		267,289,663
Loss on disposal of fixed asset						482,204
Impairment of prepaid launch costs			9,450,000
Stock-based compensation expense			8,112,004	268,676	128,988	2,771,163
Beneficial conversion feature					568,497
Changes in operating assets and liabilities
Purchase of property, machinery and equipment			(2,184,645)	(940,984)	(1,755,701)	(1,501,984)
Purchases of intangible assets			(2,812)	(66,957)	(145,925)	(99,167)
Net cash used in investing activities			(2,187,457)	(1,007,941)	(1,901,626)	(1,601,151)
Receivables					(166,932)	166,932
Prepaids and other current assets			(10,683,257)	(2,112,972)	(1,297,035)	(2,283,070)
Other non-current assets			(2,108,320)	377,500	(1,947,050)	(1,175,450)
Accounts payable			2,695,977	288,447	534,054	(997,438)
Accrued expenses			2,453,959	559,527	608,783	1,812,978
Other current liabilities			2,042,670	1,302,108	(16,870)	211,014
Contract liabilities			450,116	(550,600)	287,000	1,915,524
Deferred rent					51,929
Net change in lease liability and right-of-use-asset						(92)
Lease liability and right of use asset			610,568	41
Other non-current liabilities			5,000,000
Net cash used in operating activities			(44,076,824)	(11,410,575)	(16,799,561)	(32,950,803)
Cash flows from financing activities:
Proceeds from issuance of SAFE notes			30,852,687	7,650,000	10,006,760	44,650,000
Proceeds from issuance of term loan payable			25,000,000	2,457,772		2,457,772
Payment of notes payable						(2,506,772)
Payment of debt issuance costs			(143,705)	(36,938)	(57,699)	(37,659)
Proceeds from issuance of preferred stock					17,999,978
Payment of warrant issuance costs			(31,295)	(721)
Purchase of treasury stock			(3)
Proceeds from issuance of common stock			35,174	12,282		91,103
Net cash provided by financing activities			55,712,858	10,082,395	27,949,039	44,654,444
Increase in cash, cash equivalents and restricted cash			9,448,577	(2,336,121)	9,247,852	10,102,490
Cash, cash equivalents and restricted cash, beginning of period			23,519,546	13,002,056	3,754,204	13,002,056
Cash, cash equivalents and restricted cash, end of period	32,968,123	10,665,935	32,968,123	10,665,935	13,002,056	23,104,546	13,002,056
Conversion of SAFE notes into preferred stock					(7,506,760)
Deferred offering costs in accounts payable and accrued expenses at period end			370,053			505,783
Deferred offering costs in loan payable at period end	1,500,000		1,500,000
Operating lease right-of-use assets in exchange for lease obligations			8,501,073
Supplemental disclosure of cash flow information
Cash paid for income taxes			800	800	800	800
Cash paid for interest			1,000,000	47,032		353,217
Stable Road Acquisition Corp [Member]
Cash flows from operating activities:
Net income (loss)	(2,884,835)	1,222,072	2,881,651	2,431,243	5,343,820	(42,986,163)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(23,357)	(1,025,613)	(346,011)	(1,134,391)
Transaction costs allocable to warrant liabilities					857,689
Decrease in fair value of warrants			(10,623,913)	(2,135,400)	(6,139,150)	40,220,713
Prepaid expenses					(268,616)	186,766
Prepaid expenses and other current assets			37,928	133,423
Prepaid income taxes				(330,980)		(328,538)
Accounts payable and accrued expenses			6,694,687	(9,266)
Income taxes payable				(47,567)	47,567	(47,567)
Changes in operating assets and liabilities
Cash withdrawn from Trust Account for taxes			184,489	824,873
Cash withdrawn from Trust Account for redemption of common stock			197,126
Investment of cash into Trust Account					(172,500,000)
Cash withdrawn from Trust Account for taxes						872,653
Net cash used in investing activities			381,615	824,873	(172,500,000)	872,653
Accrued expenses					147,742	2,338,154
Net cash used in operating activities			(1,033,004)	(984,160)	(356,959)	(1,751,026)
Cash flows from financing activities:
Proceeds from promissory note – third party			321,500
Proceeds from promissory note – related party			321,500
Redemption of common stock			(197,126)
Proceeds from sale of Units, net of underwriting discounts paid					169,050,000
Proceeds from sale of Placement Units					5,450,000
Repayment of promissory note – related party					(222,725)
Payment of offering costs					(327,132)
Net cash provided by financing activities			445,874		173,950,143
Increase in cash, cash equivalents and restricted cash			(205,515)	(159,287)	1,093,184	(878,373)
Cash, cash equivalents and restricted cash, beginning of period			214,811	1,093,184		1,093,184
Cash, cash equivalents and restricted cash, end of period	$ 9,296	$ 933,897	9,296	933,897	1,093,184	214,811	$ 1,093,184
Change in value of Class A common stock subject to possible redemption			$ 2,684,520	$ 295,840
Supplemental disclosure of cash flow information
Cash paid for income taxes						405,567
Initial classification of common stock subject to possible redemption					48,042,060
Change in value of common stock subject to possible redemption					6,213,260	(42,986,160)
Initial classification of warrant liabilities					13,996,325
Management adjustment to eliminate negative additional paid-in capital					344,480	$ 2,431,216
Deferred underwriting fee payable					6,900,000
Payment of offering costs through promissory note					222,725
Offering costs paid directly by Sponsor from proceeds from issuance of Class B common stock					$ 25,000